BUSINESS DESCRIPTION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of activity in the entity's accounts receivable allowance account

	Year Ended December 31,
(In thousands)	2014	2013	2012
Balance at beginning of year	$1,598	$4,025	$2,547
Provision charged to expense	3,320	515	5,615
Write-offs, less recoveries	(2,166)	(2,942)	(4,137)

Balance at end of year	$2,752	$1,598	$4,025

Schedule of property, plant and equipment

(In thousands)	December 31, 2014	December 31, 2013	Estimated Useful Lives
Land and buildings	$116,354	$98,663	18-40 years
Network and outside plant facilities	1,856,098	1,543,190	3-50 years
Furniture, fixtures and equipment	136,544	99,578	3-15 years
Assets under capital lease	11,510	11,169	3-11 years

Total plant in service	2,120,506	1,752,600
Less: accumulated depreciation and amortization	(1,025,665)	(899,926)

Plant in service	1,094,841	852,674
Construction in progress	29,562	23,586
Construction inventory	13,075	9,102

Totals	$1,137,478	$885,362

Schedule of carrying amount of customer lists

		December 31, 2014		December 31, 2013
		Gross Carrying	Accumulated	Gross Carrying	Accumulated
(In thousands)	Useful Lives	Amount	Amortization	Amount	Amortization

Customer relationships	3 - 13 years	$215,261	$(175,769)	$195,651	$(166,500)
Tradenames	1 - 2 years	2,290	(1,044)	900	(525)
Other intangible assets	5 years	5,600	(573)	—	—

Total		$223,151	$(177,386)	$196,551	$(167,025)

Schedule of expected amortization expense
(In thousands)
2015	$12,869
2016	12,840
2017	6,119
2018	3,513
2019	3,179
Thereafter	7,245

Total	$45,765

Schedule of supplemental cash flow information

(In thousands)	2014	2013	2012
Interest, net of amounts capitalized ($1,437, $1,215 and $515 in 2014, 2013 and 2012, respectively)	$73,400	$80,693	$63,541
Income taxes paid, net	$5,311	$960	$4,991